Supplemental Information with Respect to Cash Flows (Details) - Schedule of Supplemental Information with Respect to Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in non-cash working capital:
Trade and other receivables	$ 345,845	$ (116,604)	$ 187,432
Prepaids	143,831	(19,238)	594,734
Inventory	1,164,117	(3,028,071)	(3,075,532)
Advances to suppliers	(892,375)	314,315	264,383
Accounts payable and accrued liabilities	270,924	664,629	(158,906)
Deferred revenue	(147,575)	149,600
Due to/from related party			214,456
Total	$ 884,767	$ (2,035,069)	$ (1,973,433)